Risk Management - Changes in Level 3 Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in fair value measurement assets [line items]
Opening balance	¥ 3,254,403
Closing balance	3,726,734	¥ 3,254,403
Fair value [member]
Changes in fair value measurement assets [line items]
Closing balance	(3,869)	(4,566)
Significant unobservable inputs level 3 [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	179,248	147,099
Purchases	82,014	27,646
Transferred into Level 3	16	180
Transferred out of Level 3	(15,866)	(1,122)
Total gains/(losses) recorded in profit or loss	428
Total gains/(losses) recorded in other comprehensive income	3,426	6,470
Disposals	(4,200)	(161)
Maturity	(10,073)	(864)
Closing balance	234,993	179,248
Opening balance	(1,877)
Total gains/(losses) recorded in profit or loss	404	(1,877)
Disposals	1,473
Closing balance		(1,877)
Available-for-sale securities [member] | Significant unobservable inputs level 3 [member] | Debt securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	79,248	57,333
Purchases	35,453	19,755
Total gains/(losses) recorded in other comprehensive income	221	3,024
Disposals	(200)
Maturity	(9,072)	(864)
Closing balance	105,650	79,248
Available-for-sale securities [member] | Significant unobservable inputs level 3 [member] | Equity securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	100,000	89,111
Purchases	46,561	7,891
Transferred into Level 3		180
Transferred out of Level 3	(15,866)	(467)
Total gains/(losses) recorded in other comprehensive income	3,205	3,446
Disposals	(4,000)	(161)
Maturity	(1,001)
Closing balance	128,899	100,000
Securities at fair value through profit or loss [member] | Significant unobservable inputs level 3 [member] | Debt securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Transferred into Level 3	16
Closing balance	16
Securities at fair value through profit or loss [member] | Significant unobservable inputs level 3 [member] | Equity securities [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance		655
Transferred out of Level 3		(655)
Derivative financial assets [member] | Significant unobservable inputs level 3 [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Total gains/(losses) recorded in profit or loss	428
Closing balance	428
Derivative financial liabilities [member] | Significant unobservable inputs level 3 [member] | Fair value [member]
Changes in fair value measurement assets [line items]
Opening balance	(1,877)
Total gains/(losses) recorded in profit or loss	404	(1,877)
Disposals	¥ 1,473
Closing balance		¥ (1,877)